Consolidated income statements - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement [line items]
Net sales to third parties from continuing operations		$ 11,764	$ 11,339	$ 22,870	$ 22,254
Sales to discontinued operations		0	20	53	33
Net sales from continuing operations		11,764	11,359	22,923	22,287
Other revenues		260	294	556	529
Cost of goods sold		(3,406)	(3,558)	(6,657)	(7,009)
Gross profit from continuing operations		8,618	8,095	16,822	15,807
Selling, general and administration		(3,585)	(3,495)	(6,915)	(6,779)
Research and Development		(2,051)	(2,126)	(4,350)	(4,108)
Other income		989	481	1,192	869
Other expense		(1,308)	(524)	(1,844)	(987)
Operating income from continuing operations		2,663	2,431	4,905	4,802
Income from associated companies		176	5,932	256	6,084
Interest expense		(205)	(237)	(431)	(455)
Other financial income and expense		0	45	44	80
Income before taxes from continuing operations		2,634	8,171	4,774	10,511
Taxes		(525)	(443)	(797)	(813)
Net income from continuing operations		2,109	7,728	3,977	9,698
Net income/loss from discontinued operations before gain on distribution			40	(101)	98
Gain on distribution		4,691		4,691
Net income/loss from discontinued operations		4,691	40	4,590	98
Net income		6,800	7,768	8,567	9,796
Attributable to
Shareholders of Novartis AG		6,799	$ 7,768	8,565	9,793
Non-controlling interests		$ 1		$ 2	$ 3
Weighted average number of shares outstanding used in the basic earnings per share		2,310	2,327	2,312	2,326
Basic earnings per share [abstract]
Basic earnings per share, Continuing operations	[1]	$ 0.91	$ 3.32	$ 1.72	$ 4.17
Basic earnings per share, Discontinued operations	[1]	2.03	0.02	1.98	0.04
Basic earnings per share	[1]	$ 2.94	$ 3.34	$ 3.70	$ 4.21
Adjusted weighted average number of ordinary shares outstanding		2,333	2,346	2,336	2,347
Diluted earnings per share [abstract]
Diluted earnings per share, Continuing operations	[1]	$ 0.90	$ 3.29	$ 1.70	$ 4.13
Diluted earnings per share, Discontinued operations	[1]	2.01	0.02	1.96	0.04
Diluted earnings per share	[1]	$ 2.91	$ 3.31	$ 3.66	$ 4.17
Change over period [member]
Statement [line items]
Net sales to third parties from continuing operations		$ 425		$ 616
Sales to discontinued operations		(20)		20
Net sales from continuing operations		405		636
Other revenues		(34)		27
Cost of goods sold		152		352
Gross profit from continuing operations		523		1,015
Selling, general and administration		(90)		(136)
Research and Development		75		(242)
Other income		508		323
Other expense		(784)		(857)
Operating income from continuing operations		232		103
Income from associated companies		(5,756)		(5,828)
Interest expense		32		24
Other financial income and expense		(45)		(36)
Income before taxes from continuing operations		(5,537)		(5,737)
Taxes		(82)		16
Net income from continuing operations		(5,619)		(5,721)
Net income/loss from discontinued operations before gain on distribution		(40)		(199)
Gain on distribution		4,691		4,691
Net income/loss from discontinued operations		4,651		4,492
Net income		(968)		(1,229)
Attributable to
Shareholders of Novartis AG		(969)		(1,228)
Non-controlling interests		$ 1		$ (1)
Weighted average number of shares outstanding used in the basic earnings per share		(17)		(14)
Basic earnings per share [abstract]
Basic earnings per share, Continuing operations	[1]	$ (2.41)		$ (2.45)
Basic earnings per share, Discontinued operations	[1]	2.01		1.93
Basic earnings per share	[1]	$ (0.40)		$ (0.52)
Adjusted weighted average number of ordinary shares outstanding		(13)		(11)
Diluted earnings per share [abstract]
Diluted earnings per share, Continuing operations	[1]	$ (2.39)		$ (2.43)
Diluted earnings per share, Discontinued operations	[1]	1.99		1.92
Diluted earnings per share	[1]	$ (0.40)		$ (0.51)

[1]	Earnings per share (EPS) is calculated on the amount of net income attributable to shareholders of Novartis AG.